Consolidated Balance Sheet	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Deposits	$ 20,000
Amounts due from a shareholder	1
Total current assets	20,001
TOTAL ASSETS	20,001
Current liabilities
Amount due to related parties	127,851
Total current liabilities	127,851
TOTAL LIABILITIES	127,851
STOCKHOLDERS’ DEFICIT
Ordinary share, 1 authorized; 1 issued and outstanding as of December 31, 2025	1
Accumulated deficit	(107,851)
TOTAL STOCKHOLDERS’ DEFICIT	(107,850)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 20,001
DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Current assets
Cash		$ 78	$ 309,399
Prepaid expenses		111,447	133,023
Total current assets		111,525	442,422
Cash and Investments held in Trust Account		27,316,019	25,587,986
TOTAL ASSETS		27,427,544	26,030,408
Current liabilities:
Accounts payable		541,706	486,018
Accrued expenses		4,176,136	777,616
Convertible note - related parties		1,191,667	641,667
Advances from related parties		2,395,015	389,871
Corporate tax payable			180,115
Income tax payable			303,913
Current liabilities
Total current liabilities		8,304,524	2,779,200
Overfunding loans		947,850	947,850
Derivative warrant liabilities		15,714,820	1,450,600
Deferred underwriting commissions		2,211,650	2,211,650
TOTAL LIABILITIES		27,178,844	7,389,300
Class A common stock, $0.0001 par value; 35,000,000 shares authorized; 2,325,987 and 2,338,586 shares subject to possible redemption at approximately $11.70 and $10.90 per share as of December 31, 2025 and 2024, respectively		27,216,020	25,487,987
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2025 and 2024
Additional paid-in capital
Accumulated deficit		(26,967,478)	(6,847,037)
TOTAL STOCKHOLDERS’ DEFICIT		(26,967,320)	(6,846,879)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT		27,427,544	26,030,408
Non-redeemable class A common stock | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
STOCKHOLDERS’ DEFICIT
Ordinary share, 1 authorized; 1 issued and outstanding as of December 31, 2025		42
Class B common stock | DMY SQUARED TECHNOLOGY GROUP, INC [Member]
STOCKHOLDERS’ DEFICIT
Ordinary share, 1 authorized; 1 issued and outstanding as of December 31, 2025		$ 116	$ 158